Risk/Return Summary - Pinnacle TrendRating Innovative Equity Fund	Total
Prospectus [Line Items]
Risk/Return [Heading]	PINNACLE TRENDRATING INNOVATIVE EQUITY FUND SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Pinnacle TrendRating Innovative Equity Fund (the “Fund”) seeks high total return.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 9 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Pinnacle TrendRating Innovative Equity Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	none	none	none
Redemption Fee (as a % of amount redeemed if held less than 60 days)	1.00%	1.00%	1.00%

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Pinnacle TrendRating Innovative Equity Fund		Class A	Class C	Class I
Management Fees		0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		12.38%	12.38%	12.38%
Total Annual Fund Operating Expenses		13.38%	14.13%	13.13%
Fee Waiver	[1]	(12.14%)	(12.14%)	(12.14%)
Total Annual Fund Operating Expenses After Fee Waiver		1.24%	1.99%	0.99%
[1]	The Fund's adviser, Pinnacle Family Advisors, LLC (the "Adviser"), has contractually agreed to waive management fees and to make payments to limit Fund expenses until January 31, 2021 so that the total annual operating expenses (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short), (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) of the Fund do not exceed 1.24%, 1.99% and 0.99% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed if such recoupment can be achieved, within the foregoing expense limits or within the expense limits in place at the time of recoupment, whichever is lower. This agreement may be terminated only by the Board of Trustees on 60 days' written notice to the Adviser.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The numbers reflect the expense caps through the first year only.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Pinnacle TrendRating Innovative Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	694	3,096	5,113	8,849
Class C	202	2,853	5,043	8,989
Class I	101	2,615	4,736	8,703

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 149% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 95% of its assets (plus the amount of borrowing, if any) in equity securities. The Fund defines equity securities as common stock. The Fund invests in 25 of the 500 largest market capitalized common stocks, excluding ADRs, trading in the U.S. based on a rank given to each of these stocks by the Adviser every month. The Adviser ranks each stock using the TrendRating Smart Momentum Score (“SMS”), a proprietary system of TrendRating S.A., which considers 8 out of over 350 factors that TrendRating’s research has determined to be the most effective in capturing medium to long term price trends ranging from a few months (medium term) to a few quarters (long term).

The SMS measures the strength of a trend for a given stock. Each stock is given an SMS between -3.0 and +3.0, where a score of +2.0-+3.0 indicates a strong bull trend and a score of +1.0-+2.0 indicates the beginning of a bull trend, whereas a score of -1.0--2.0 indicates the inception of a bear trend and a score of -2.0--3.0 indicates a strong bear trend. Based on the scoring, the Fund may be focused in certain sectors and industries. The importance of each factor to the SMS is adjusted on the last trading day of each month based on price patterns and volatility.

The 25 highest ranked stocks made up the Fund’s initial portfolio. All valid positions (stocks maintaining a positive SMS) remaining from previous months maintain their allocation percentage up to 8% for any one stock, and any new holdings are equally weighted among the percentage available from stocks being removed. The Fund intends to be fully invested in 25 common stocks chosen through TrendRating’s proprietary system. If there are not enough stocks with a positive SMS, the Fund may hold some of its assets in cash.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

• Equity Risk: Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Industry Risk: The Fund may focus its investments in an industry or group of industries that are vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries.

• Issuer-Specific Risk: The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Large Capitalization Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

• Management Risk: The Adviser’s judgment about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (long or short) may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Model Risk: Like all quantitative analysis, the investment model carries a risk that the model might be based on one or more incorrect assumptions or may not perform as expected.

• Portfolio Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

• Sector Risk: The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular sector.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A and Class C shares have similar returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares are different from Class I shares because Class A and Class C shares have different expenses than Class I shares. Updated performance information is available at no cost by visiting www.pinnacledynamicfunds.com or by calling 1-888-985-9830.

Bar Chart [Heading]	Class I Performance Bar Chart For Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	3/31/19	9.85%
Worst Quarter:	9/30/19	(0.72%)

Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Performance [Table]
Average Annual Total Returns - Pinnacle TrendRating Innovative Equity Fund		Label	One Year	Since Inception	Inception Date
Class I		Return before taxes	21.55%	14.74%	Dec. 03, 2018
Class I | Return after taxes on distributions			21.09%	14.34%
Class I | Return after taxes on distributions and sale of Fund shares			12.84%	11.12%
Class A		Return before taxes	14.58%	8.60%	Dec. 03, 2018
Class C		Return before taxes	21.55%	14.74%	Dec. 03, 2018
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]		28.88%	14.58%
[1]	The S&P 500 Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.